Lease	12 Months Ended
Mar. 31, 2026
Lease [Abstract]
LEASE

NOTE 13 – LEASE

The Company leases office space from third parties under non—cancellable operating lease agreements. The Company determines if an arrangement is, or contains, a lease at the inception of the contract based on the terms of the agreement and whether the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. Right—of—use (ROU) assets and corresponding lease liabilities are recognized at the lease commencement date based on the present value of future lease payments over the lease term. The Company elected the short—term lease exemption under ASC 842 for certain lease arrangements that have a lease term of 12 months or less and do not contain purchase options. The Company expenses these short—term leases on a straight—line basis over the lease term and does not recognize ROU assets or lease liabilities on the consolidated balance sheet for these leases.

The Company’s lease agreements do not contain any material guarantees or restrictive covenants, and the Company has no finance leases or sublease activities as of March 31, 2026.

The following table summarizes the supplemental consolidated balance sheet information related to operating leases as of March 31, 2026 and 2025, respectively:

	As of March 31,
	2026	2025

Operating lease right-of-use assets, net	$16,897	$98,396
Operating lease liabilities, current	22,567	40,058
Operating lease liabilities, non-current	$2,565	$41,679
Weighted average remaining lease terms - operating lease (months)	17	29
Weighted average discount rate - operating lease	3.00%	3.35%

Information related to operating lease activities for the years ended March 31, 2026 and 2025 are as follows:

	For the years ended March 31,
	2026	2025

Operating lease expense	40,181	10,966
Short—term lease expense	4,639	—

Maturities of operating lease liabilities were as follows:

For the years ended March 31,
2026	$23,258
2027	2,584
Total undiscounted lease payment	$25,842
Less: imputed interest	710
Total lease liabilities	$25,132
Less: operating lease liabilities-current	22,567
Operating lease liabilities – non-current	$2,565

The Company entered into two leases for office space and warehouses located in Tianjin, China, and one lease for office in Hong Kong.:

Location of property	Approximate gross floor area (sq. meters)	Term of lease	Facility usage
Room 102, Building 22, West District, Airport Business Park, Tianjin Airport Economic Zone	249	2 years (September 20, 2025 to September 19, 2027)	Office
Room 102—1, Building 22, West District, Airport Business Park, Tianjin Airport Economic Zone	50	2 years (September 20, 2025 to September 19, 2027)	Office
Unit R12, Workshop A8, 3/F, Block A, Sheung Shui Plaza, 3 Ka Fu Close, Sheung Shui, N.T.	/	1 year (October, 29, 2025 to October 28, 2026)	Office